Shareholders' Equity (Schedule of Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Options unexercised, as of	552,386	261,320	58,792	190,366
Granted	521,000	338,038	217,850
Exercised			12,916	66,498
Expired		6,240	1,376	42,098
Forfeited		40,732	1,030	22,978
Options unexercised, as of		552,386	261,320	58,792
Weighted average exercise price
Granted		$ 3.77	$ 5.85
Exercised			$ 2.82	$ 4.58
Expired		$ 10.20	$ 13.99	$ 11.47
Forfeited		$ 4.01	$ 9.48	$ 3.67
Weighted Average Grant Date Fair Value
Granted		$ 3.69	$ 3.18
Exercised			$ 4.33	$ 2.57
Expired		$ 11.46	$ 3.3	$ 2.85
Forfeited		$ 15.77	$ 3.26	$ 2.78